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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      October 13, 2009
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          58

Form 13F Information Table Value Total:    $230,313 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
09-30-09


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    11,966     443,029 SH           Sole                  443,029
Alcoa Inc                       COM     013817101     2,727     207,875 SH           Sole                  207,875
Allstate Corp.                  COM     020002101     6,047     197,475 SH           Sole                  197,475
AmEagleOutfittersInc            COM     02553E106     1,854     109,960 SH           Sole                  109,960
AnnalyCapMgmtIncREIT            COM     035710409    10,469     577,100 SH           Sole                  577,100
ArcherDanielsMidland            COM     039483102     9,656     330,450 SH           Sole                  330,450
Austin Exploration Ltd          COM     Q0760R102         0      10,000 SH           Sole                   10,000
Bank of America Corp.           COM     060505104     5,079     300,163 SH           Sole                  300,163
Best Buy Company Inc            COM     086516101     1,978      52,710 SH           Sole                   52,710
Black Box Corporation           COM     091826107     4,298     171,286 SH           Sole                  171,286
Boeing Company                  COM     097023105     8,085     149,300 SH           Sole                  149,300
Carlisle Companies Inc          COM     142339100     3,191      94,110 SH           Sole                   94,110
Caterpillar Inc                 COM     149123101     2,911      56,705 SH           Sole                   56,705
ConocoPhillips                  COM     20825c104     4,805     106,400 SH           Sole                  106,400
Cullen Frost Bankers            COM     229899109     4,677      90,576 SH           Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       175      15,000 SH           Sole                   15,000
Dover Corporation               COM     260003108     8,780     226,535 SH           Sole                  226,535
Dow Chemical Co                 COM     260543103     4,771     183,020 SH           Sole                  183,020
Emcore Corporation              COM     290846104        65      50,000 SH           Sole                   50,000
Ener Conv Devices Inc           COM     292659109     1,121      96,766 SH           Sole                   96,766
Ensco International             COM     26874Q100     3,297      77,509 SH           Sole                   77,509
Enzo Biochem Inc.               COM     294100102       389      55,001 SH           Sole                   55,001
Exxon Mobil Corp.               COM     30231G102       798      11,625 SH           Sole                   11,625
Gannett Company Inc             COM     364730101     4,985     398,500 SH           Sole                  398,500
Genworth Financial Inc          COM     37247D106     2,525     211,280 SH           Sole                  211,280
Granite Construction Inc        COM     387328107     1,649      53,310 SH           Sole                   53,310
Home Depot Inc                  COM     437076102     4,622     173,480 SH           Sole                  173,480
IBM Corporation                 COM     459200101     9,212      77,015 SH           Sole                   77,015
JC Penney Co Inc                COM     708160106     3,046      90,250 SH           Sole                   90,250
Johnson & Johnson               COM     478160104     1,933      31,740 SH           Sole                   31,740
Lincoln National Corp.          COM     534187109     1,463      56,459 SH           Sole                   56,459
Mariner Energy, Inc             COM     56845T305       184      12,950 SH           Sole                   12,950
Marsh & McLennan                COM     571748102    11,063     447,365 SH           Sole                  447,365
Medtronic Inc.                  COM     585055106     1,868      50,760 SH           Sole                   50,760
National Oilwell Varco          COM     637071101       380       8,800 SH           Sole                    8,800
Northrop Grumman Corp           COM     666807102     1,240      23,955 SH           Sole                   23,955
PPG Industries Inc              COM     693506107     3,421      58,775 SH           Sole                   58,775
Sara Lee Corporation            COM     803111103     1,879     168,640 SH           Sole                  168,640
Southern Union Co               COM     844030106     5,329     256,325 SH           Sole                  256,325
Staples Inc                     COM     855030102     4,021     173,165 SH           Sole                  173,165
Technitrol Inc                  COM     878555101     4,889     530,795 SH           Sole                  530,795
US Natural Gas Fd ETF           COM     912318102       470      40,000 SH           Sole                   40,000
Verizon Comm. Inc.              COM     92343V104     7,841     259,025 SH           Sole                  259,025
Wal-Mart Stores Inc             COM     931142103     3,209      65,365 SH           Sole                   65,365
Barclays Plc ADR                ADR     06738E204     5,866     248,125 SH           Sole                  248,125
Canon Inc ADR                   ADR     138006309     2,122      53,052 SH           Sole                   53,052
Ingersoll-Rand PLC              COM     G47791101     7,373     240,405 SH           Sole                  240,405
Nintendo Co., Ltd ADR           ADR     654445303     2,950      91,875 SH           Sole                   91,875
Nippon Telgrph&Telphn           ADR     654624105    12,001     521,100 SH           Sole                  521,100
Nokia Corporation               ADR     654902204     8,509     581,980 SH           Sole                  581,980
Novartis AG                     ADR     66987V109     3,653      72,500 SH           Sole                   72,500
RenaissanceRe HlgLtd            COM     G7496G103     6,992     127,680 SH           Sole                  127,680
Teva PhrmaInd Ltd ADR           ADR     881624209     3,007      59,470 SH           Sole                   59,470
XL Capital Ltd.                 COM     G98255105     4,138     237,022 SH           Sole                  237,022
Alliance Worldwide Privat.      MF      01879X103       270      19,580 SH           Sole                   19,580
MrgnStnly AsiaPacific Fd        MF      61744U106       540      37,000 SH           Sole                   37,000
MrgnStnly India Invstmnt Fd     MF      61745C105       393      18,500 SH           Sole                   18,500
Pearl Group Ltd.                INTL      B2QBR87       137      10,000 SH           Sole                   10,000


REPORT SUMMARY                   58 DATA RECORDS       $230,313        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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